EARNINGS PER UNIT	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER UNIT
12. EARNINGS PER UNIT
The following table details the components of EPU.

	Three months ended March 31,
	2020	2019
	(In thousands, except per-unit amounts)
Numerator for basic and diluted EPU:
Allocation of net income (loss) among limited partner interests:
Net income (loss) attributable to limited partners	$5,643	$(14,710)
Less net income attributable to Series A Preferred Units	7,125	7,125
Less net income attributable to Subsidiary Series A Preferred Units	945	—

Net loss attributable to common limited partners	$(2,427)	$(21,835)

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic and diluted (1)	45,319	45,319

Loss per limited partner unit:
Common unit – basic	$(0.05)	$(0.48)
Common unit – diluted	$(0.05)	$(0.48)
Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU	1,889	34

(1)
As a result of the GP
Buy-In
Transaction, our historical results are those of Summit Investments. The number of common units of 45.3 million represents those of Summit Investments and has been used for the earnings per unit calculations presented herein.

As discussed in Note 9, the Term Loan B is secured by 34.6 million SMLP units owned by SMP Holdings. These common units have not been included in the calculation of EPU because they are not deemed contingently issuable under GAAP.

13. EARNINGS PER UNIT
The following table details the components of EPU.

	Year ended December 31,
	2019	2018	2017
	(In thousands, except per-unit amounts)
Numerator for basic and diluted EPU:
Allocation of net (loss) income among limited partner interests:
Net (loss) income attributable to limited partners	$(184,451)	$31,546	$(183,411)
Less net income attributable to Series A Preferred Units	28,500	28,500	3,563
Less net income attributable to Subsidiary Series A Preferred Units	58	—	—

Net (loss) income attributable to common limited partners	$(213,009)	$3,046	$(186,974)

Denominator for basic and diluted EPU:
Weighted-average common units outstanding – basic (1)	45,319	45,319	45,319
Effect of nonvested phantom units	—	311	—

Weighted-average common units outstanding – diluted	45,319	45,630	45,319

(Loss) earnings per limited partner unit:
Common unit – basic	$(4.70)	$0.07	$(4.13)
Common unit – diluted	$(4.70)	$0.07	$(4.13)
Nonvested anti-dilutive phantom units excluded from the calculation of diluted EPU	175	2	42

(1)
As a result of the GP
Buy-In
Transaction, our historical results are those of Summit Investments. The number of common units of 45.3 million represents those of Summit Investments and has been used for the earnings per unit calculations presented herein.

As discussed in Note 10, the Term Loan B is secured by 34.6 million SMLP units owned by SMP Holdings. These common units have not been included in the calculation of EPU because they are not deemed contingently issuable under GAAP.